SCHEDULE OF CHANGES IN FAIR VALUE OF THE COMPANY LIABILITIES MEASURED USING LEVEL 3 INPUTS (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 06, 2025	Jun. 30, 2026	Dec. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		$ 17,694,939	$ 10,734,482
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		10,734,482
Acquisitions & Issuances		1,233,702	235,044,278
Payments		(847,624)	(10,252,449)
Change in Fair Value		6,574,379	(214,095,088)
Ending Balance		17,694,939	10,734,482
Ending Balance		17,694,939	10,734,482
Acquisitions & Issuances			235,044,278
Payments			(10,252,449)
Change in Fair Value			(214,057,348)
Other Liabilities, Fair Value Disclosure		10,734,481
Other Liabilities, Fair Value Disclosure			10,734,481
Note Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		3,626,977	3,323,407
Note Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		3,323,407
Acquisitions & Issuances		1,200,000	2,788,000
Payments		(847,624)	(37,740)
Change in Fair Value		(48,806)	535,407
Ending Balance		3,626,977	3,323,407
Ending Balance		3,626,977	3,323,407
Acquisitions & Issuances			2,788,000
Payments			(37,740)
Change in Fair Value			535,407
Other Liabilities, Fair Value Disclosure		3,323,407
Other Liabilities, Fair Value Disclosure			3,323,407
CCS Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		5,125,000	5,220,666
CCS Note [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		5,220,666
Acquisitions & Issuances			4,796,223
Payments
Change in Fair Value		(95,666)	424,443
Ending Balance		5,125,000	5,220,666
Ending Balance		5,125,000	5,220,666
Acquisitions & Issuances			4,796,223
Payments
Change in Fair Value			424,443
Other Liabilities, Fair Value Disclosure		5,220,666
Other Liabilities, Fair Value Disclosure			5,220,666
Public Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		4,531,000	483,000
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		483,000
Acquisitions & Issuances			121,900,000
Payments
Change in Fair Value		4,048,000	(121,417,000)
Ending Balance		4,531,000	483,000
Ending Balance		4,531,000	483,000
Acquisitions & Issuances			121,900,000
Payments
Change in Fair Value			(121,417,000)
Other Liabilities, Fair Value Disclosure		483,000
Other Liabilities, Fair Value Disclosure			483,000
Private Placement Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		2,522,675	268,800
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		268,800
Acquisitions & Issuances			88,768,000
Payments
Change in Fair Value		2,253,875	(88,499,200)
Ending Balance		2,522,675	268,800
Ending Balance		2,522,675	268,800
Acquisitions & Issuances			88,768,000
Payments
Change in Fair Value			(88,499,200)
Other Liabilities, Fair Value Disclosure		268,800
Other Liabilities, Fair Value Disclosure			268,800
New Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		43,651
New Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance
Acquisitions & Issuances		33,702
Payments
Change in Fair Value		9,949
Ending Balance		43,651
Ending Balance		43,651
Loan Payable To Related Party Polar [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Ending Balance		1,845,636	1,438,609
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		1,438,609
Acquisitions & Issuances			6,480,632
Payments
Change in Fair Value		407,027	(5,042,024)
Ending Balance		1,845,636	1,438,609
Ending Balance		1,845,636	1,438,609
Acquisitions & Issuances	$ 6,480,632		6,480,632
Payments
Change in Fair Value			(5,042,024)
Other Liabilities, Fair Value Disclosure		1,438,609
Other Liabilities, Fair Value Disclosure			1,438,609
Loan Payable To Related Party [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance
Acquisitions & Issuances			10,311,423
Payments			(10,214,709)
Change in Fair Value			(96,714)
Ending Balance
Acquisitions & Issuances			10,311,423
Payments			(10,214,709)
Change in Fair Value			(96,714)
Other Liabilities, Fair Value Disclosure
Other Liabilities, Fair Value Disclosure